UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22882

BMO LGM Frontier Markets Equity Fund

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments

BMO LGM Frontier Markets Equity Fund

Schedule of Investments

November 30, 2016 (Unaudited)

LGM Frontier Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2016

(Unaudited)

Description	Shares or Participation Units	Value
Common Stocks - 90.4%

Argentina - 2.4%
BBVA Banco Frances SA ADR	100,494	$1,753,620
Bangladesh - 1.3%
British American Tobacco Bangladesh Co., Ltd.	30,488	979,380
Botswana - 0.6%
Letshego Holdings, Ltd.	1,966,140	429,904
Cambodia - 3.0%
NagaCorp, Ltd.	3,572,000	2,196,666
Colombia - 1.7%
Almacenes Exito SA	99,167	461,219
Bolsa de Valores de Colombia	125,294,303	794,640

		1,255,859
Costa Rica - 4.6%
Florida Ice & Farm Co. SA	1,956,263	3,356,760
Croatia - 1.5%
Ledo DD	701	1,079,174
Egypt - 8.4%
Commercial International Bank Egypt SAE GDR	1,246,584	4,799,348
Eastern Tobacco	50,913	820,764
Edita Food Industries SAE	35,856	28,099
Edita Food Industries SAE GDR	19,754	134,327
Juhayna Food Industries	830,802	270,191

		6,052,729
Georgia - 5.0%
BGEO Group PLC	83,095	3,076,426
Georgia Healthcare Group PLC (1)	124,700	573,585

		3,650,011
Ghana - 1.4%
Fan Milk Ltd.	355,900	922,402
Unilever Ghana, Ltd.	30,000	58,486

		980,888
Kenya - 6.3%
Barclays Bank of Kenya, Ltd.	9,095,200	826,430
British American Tobacco Kenya, Ltd.	189,793	1,584,716
East African Breweries, Ltd.	893,000	2,149,165
Uchumi Supermarkets, Ltd. (1)	595,500	17,842

		4,578,153
Mauritius - 2.4%
MCB Group, Ltd.	286,910	1,707,513
Nigeria - 3.4%
Cadbury Nigeria PLC	816,291	28,280
Guaranty Trust Bank PLC	15,196,284	1,094,005
Guaranty Trust Bank PLC GDR	245,000	809,725
Nestle Nigeria PLC	92,125	244,204
Nigerian Breweries PLC	620,850	286,133

		2,462,347
Pakistan - 5.2%
Lucky Cement, Ltd.	218,600	1,528,584
United Bank, Ltd.	1,126,200	2,236,607

		3,765,191

Peru - 5.6%
Alicorp SA	1,390,149	2,989,655
BBVA Banco Continental SA	935,293	1,082,452

		4,072,107
Philippines - 2.7%
Universal Robina Corp.	566,110	1,934,086
Senegal - 4.8%
Sonatel	90,152	3,495,873
South Africa - 4.1%
Famous Brands, Ltd.	264,623	2,959,304
Sri Lanka - 2.4%
Ceylon Tobacco Co. PLC	135,730	812,281
Commercial Bank of Ceylon PLC	958,748	902,654

		1,714,935
Tunisia - 1.4%
Delice Holding	148,095	986,849
United Arab Emirates - 5.5%
Aramex PJSC	3,564,401	3,969,288
United States - 4.9%
PriceSmart, Inc.	38,908	3,552,300
Vietnam - 9.8%
Phu Nhuan Jewelry JSC	235,040	714,663
Vietnam Dairy Products JSC	1,049,438	6,391,105

		7,105,768
Zimbabwe - 2.0%
Delta Corp., Ltd.	1,707,746	1,443,045

Total Common Stocks (identified cost $65,824,212)		65,481,750

Mutual Funds - 1.2%

Romania - 1.2%
Fondul Proprietatea SA (1)	4,799,364	887,329

Total Mutual Funds (identified cost $933,040)		887,329

Participation Notes - 4.0%

Luxembourg - 0.5%
Jarir Marketing Co., Issued by Merrill Lynch International & Co., Maturity Date 3/2/2017 (2)	10,480	333,040
United Kingdom - 3.5%
Herfy Food Services Co., Issued by HSBC Bank PLC, Maturity Date 7/6/2017 (2)	64,658	1,342,822
Saudia Dairy & Foodstuff Co., Issued by HSBC Bank PLC, Maturity Date 6/4/2018 (2)	33,783	1,182,105

		2,524,927

Total Participation Notes (identified cost $3,352,054)		2,857,967

Short-Term Investments - 4.1%

Mutual Funds - 4.1%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.470%	2,994,177	2,994,177

Total Short-Term Investments (identified cost $2,994,191)		2,994,177

Total Investments - 99.7% (identified cost $73,103,497)		72,221,223
Other Assets and Liabilities - 0.3%		217,715

Total Net Assets - 100.0%		$72,438,938

LGM Frontier Markets Equity Fund

Industry Allocation

As of November 30, 2016

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$4,197,140	5.8%
Banks	16,581,268	22.9
Beverages	6,778,907	9.4
Building Materials	1,528,584	2.1
Commercial Services	573,586	0.8
Diversified Financial Services	2,932,057	4.0
Food	14,039,364	19.4
Holding Companies-Diversified	1,443,045	2.0
Household Products/Wares	58,486	0.1
Lodging	2,196,666	3.0
Retail	7,687,486	10.6
Telecommunications	3,495,873	4.8
Transportation	3,969,288	5.5

Total Common Stocks	65,481,750	90.4
Mutual Funds	3,881,506	5.3
Participation Notes	2,857,967	4.0

Total Investments	72,221,223	99.7
Other Assets and Liabilities	217,715	0.3

Total Net Assets	$72,438,938	100.0%

Notes to Schedule of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for the Fund as of November 30, 2016.

(1)	Non-income producing.

(2)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO LGM Frontier Markets Equity Fund (the “Fund”) was established as a Delaware statutory trust on July 3, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “Interval Fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). An Interval Fund continuously offers its shares to the public, but only offers to repurchase its shares at predetermined intervals. The Fund has set quarterly repurchase intervals. The Fund’s inception date is December 18, 2013.

The Fund’s investment objective is to provide capital appreciation. The Fund invests at least 80% of its assets in equity securities of foreign companies located in frontier markets or whose primary business activities or principal trading markets are in frontier markets. Frontier markets are considered to be those markets in any country that is included in the Morgan Stanley Capital International (“MSCI”) Frontier Markets Index, certain countries in the MSCI Emerging Markets Index, and certain other countries that are not included in those indices, as described in the Fund’s Prospectus.

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency, and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by the Fund and their respective gross unrealized appreciation and depreciation at November 30, 2016 are as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
$73,393,927	$6,821,156	$(7,993,860)	$(1,172,704)

3. Securities Lending

The Fund participates in a securities lending program, providing for the lending of equity securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company serves as the securities lending agent. The Fund receives cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in the State Street Navigator Securities Lending Prime Portfolio money market fund. The valuation of collateral is discussed in “Investment Valuations” in Note 4 of the Additional Information Associated with the Schedule of Investments. When the Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. The Fund also is subject to the risks associated with the investments of cash collateral received from the borrower. At November 30, 2016, the Fund did not have any securities out on loan.

4. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”). The Trustees have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Trustees. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in the Fund may be listed on foreign exchanges that do not value their listed securities at the same time the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Fund has retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Unit (or its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. For the period ended November 30, 2016, the Fund had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Fund did not hold any Level 3 securities as of November 30, 2016.

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$61,144,102	$—	$—	$61,144,102
Costa Rica	—	3,356,760	—	3,356,760
Ghana	—	980,888	—	980,888
Mutual Funds	887,329	—	—	887,329
Participation Notes	—	2,857,967	—	2,857,967
Short-Term Investments	2,994,177	—	—	2,994,177

Total	$65,025,608	$7,195,615	$—	$72,221,223

(1)	Unless listed, all other sub-categories within Common Stocks represent Level 1 evaluation status.

It is the Fund’s policy to recognize transfers between category levels at the end of the period. As described above, the Fund has retained an independent pricing service to fair value foreign equity securities for events occurring after the close of the market in which the security is principally traded. These valuations occurred on August 31, 2016, but not on November 30, 2016, resulting in transfers between categorization levels.

The following is a reconciliation of transfers between category levels from August 31, 2016 to November 30, 2016:

Transfers into Level 1	$—
Transfers out of Level 1	(4,337,648)

Net Transfers Level 1	$(4,337,648)

Transfers into Level 2	$4,337,648
Transfers out of Level 2	—

Net Transfers Level 2	$4,337,648

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2016 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO LGM Frontier Markets Equity Fund

/s/ John M. Blaser
By: John M. Blaser
President
January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
January 26, 2017

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
January 26, 2017